Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Intangible assets
Schedule of intangible assets
	Goodwill	Information systems and software	Future units to be received from barters and others	Total
Balance at June 30, 2022	1,777	1,702	23,582	27,061
Costs	1,777	10,559	27,635	39,971
Accumulated amortization	-	(8,857)	(4,053)	(12,910)
Net book amount at June 30, 2022	1,777	1,702	23,582	27,061
Additions	-	532	4,725	5,257
Disposals	-	-	(665)	(665)
Transfers	-	-	(742)	(742)
Amortization charges (i)	-	(1,308)	(85)	(1,393)
Balance at June 30, 2023	1,777	926	26,815	29,518
Costs	1,777	11,091	30,954	43,822
Accumulated amortization	-	(10,165)	(4,139)	(14,304)
Net book amount at June 30, 2023	1,777	926	26,815	29,518
Additions	6	536	8,082	8,624
Disposals	-	-	(237)	(237)
Transfers	-	-	27,412	27,412
Currency translation adjustment	1	-	-	1
Amortization charges (i)	-	(690)	(37)	(727)
Balances at June 30, 2024	1,784	772	62,035	64,591
Costs	1,784	11,627	66,211	79,622
Accumulated amortization	-	(10,855)	(4,176)	(15,031)
Net book amount at June 30, 2024	1,784	772	62,035	64,591